SIGNIFICANT ACCOUNTING POLICIES (Schedule of Components of Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 12,401	$ 12,194
Other comprehensive income (loss) before reclassifications	(24,483)	2,388
Amounts reclassified from accumulated other comprehensive income	1,536	(2,181)
Total other comprehensive income (loss)	(22,947)	207	14,089
Ending Balance	(10,546)	12,401	12,194
Unrealized gains (losses) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(60)	3,443
Other comprehensive income (loss) before reclassifications	259	(3,503)
Amounts reclassified from accumulated other comprehensive income	(16)
Total other comprehensive income (loss)	243	(3,503)
Ending Balance	183	(60)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	1,593	2,789
Other comprehensive income (loss) before reclassifications	(6,770)	985
Amounts reclassified from accumulated other comprehensive income	1,552	(2,181)
Total other comprehensive income (loss)	(5,218)	(1,196)
Ending Balance	(3,625)	1,593
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	10,868	5,962
Other comprehensive income (loss) before reclassifications	(17,972)	4,906
Amounts reclassified from accumulated other comprehensive income
Total other comprehensive income (loss)	(17,972)	4,906
Ending Balance	$ (7,104)	$ 10,868